Common Stock Warrants (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Common Stock Warrants Details Abstract
Average risk-free interest rates	2.73%	1.75%
Average expected life (in years)	3 years 9 months 11 days	9 years 2 months 19 days